Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information [Line Items]
Revenues	$ 26,713	$ 27,514	$ 27,349	$ 26,546	$ 25,972	$ 20,646	$ 16,334	$ 13,330	$ 12,502	$ 79,799	$ 79,882	$ 107,381	$ 62,812	$ 25,149
Operating Income (Loss)	4,679		6,995							14,148	20,768	26,107	4,264	(11,653)
Net income	(757)	1,531	3,099	3,365	3,124	595	(2,736)	(2,825)	(1,141)	(431)	9,588	11,119	(6,107)	(16,504)
Net Income (Loss) Attributable to Parent	$ (756)	$ 1,531	$ 3,098	$ 3,364	$ 3,123	$ 595	$ (2,735)	$ (2,824)	$ (1,140)	$ (430)	$ 9,585	$ 11,116	$ (6,104)	$ (17,247)
Earnings Per Share, Basic and Diluted	$ (0.01)	$ 0.03	$ 0.04	$ 0.04	$ 0.04	$ 0.01	$ (0.05)	$ (0.06)	$ (0.03)	$ (0.01)	$ 0.13	$ 0.15	$ (0.12)	$ (1.19)
Griffin Capital Essential Asset REIT, Inc. [Member]
Quarterly Financial Information [Line Items]
Revenues	$ 85,041	$ 81,878	$ 85,132	$ 82,772	$ 96,708	$ 84,218	$ 86,736	$ 86,588	$ 86,732	$ 251,431	$ 264,612	$ 346,490	$ 344,274	$ 292,853
Operating Income (Loss)	19,012	15,428	22,394	17,685	26,787	12,339	19,378	18,841	22,973	60,262	66,866	82,294	73,531	35,109
Net income	4,329	113,222	9,445	9,160	14,306	457	7,131	6,581	12,386	18,769	32,911	146,133	26,555	15,621
Net Income (Loss) Attributable to Parent	$ 2,854	$ 109,146	$ 9,029	$ 8,756	$ 13,726	$ 351	$ 6,795	$ 6,248	$ 11,891	$ 16,604	$ 31,511	$ 140,657	$ 25,285	$ (3,750)
Earnings Per Share, Basic and Diluted	$ 0.02	$ 0.64	$ 0.05	$ 0.05	$ 0.08	$ 0.00	$ 0.04	$ 0.04	$ 0.07	$ 0.10	$ 0.18	$ 0.81	$ 0.14	$ (0.02)